ACQUISITIONS	12 Months Ended
Dec. 31, 2019
Acquisitions
ACQUISITIONS

NOTE 3:-ACQUISITIONS

a.On January 30, 2017 (the “Closing Date"), the Company acquired 100% of the outstanding shares of Seculert Ltd. ("Seculert"), a company based in Israel and engaged in cyber-attack detection and HTTP analytics solutions and developing user and entity behavioral analysis ("UEBA") solutions. The consideration was $10,000 in cash and additional contingent consideration of up to $10,000, based on certain milestones to be achieved. During 2018, the milestone-based contingent consideration was achieved and a payment of $1,310 to Seculert's former shareholders became due. As of December 31, 2018, the Company estimated that no further payments will be required and accordingly, recorded a benefit of $240 in the general and administrative in order to reduce the contingent consideration fair value to nil.

Pro forma results of operations for this acquisition have not been presented because they are not material to the consolidated results of operations.

b.On March 12, 2019 (the “Closing Date”), the Company completed the acquisition of all of the outstanding shares of Kaalbi Technologies Private Ltd. (“ShieldSquare”), a company engaged in Bot mitigation and Bot management solutions for a total consideration of $14,203 denominated in Indian Rupee, as determined in the agreement ($14,319 as of Closing Date). The total consideration was composed of (1) $12,558 in cash payable at closing (subject to certain working capital adjustments, $12,239 upon closing) and (2) $2,080 ($2,035 at December 31, 2019) deferred consideration to secure possible indemnity claims for damages arising out of breaches or inaccuracies of Shieldsquare’s or Shieldsquare shareholders’ representations, to be paid 18 months subsequent to the acquisition date.

The acquisition was accounted for as a business combination and the purchase consideration were allocated to assets acquired and liabilities assumed based on their estimated fair values, as presented in the following table:

Consideration:
Cash consideration paid on closing date, including working capital adjustments	$12,239
Deferred consideration	2,080

Total purchase price	$14,319

Identifiable assets acquired, and liabilities assumed:
Technology	$7,385
Goodwill	8,970
Other current assets	271
Deferred tax liability	(2,307)

$14,319

F - 29

RADWARE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands, except share and per share data

NOTE 3:-ACQUISITIONS (Cont.)

The estimated useful life of the technology is approximately 9 years.

The derived goodwill from this acquisition is attributable to additional capabilities of the Company to expand its products portfolio. Goodwill generated from this business combination is primarily attributable to synergies between the Company's and Shieldsquare’s respective products and services.

Pro forma results of operations for this acquisition have not been presented because they are not material to the consolidated results of operations.